Credit Risk - Disclosure of Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 563	£ 351
– Net modification loss	2	5
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	260	79
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	23	21
– Net modification loss	24	20
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	3	3
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Amortised cost before modification	14	13
– Net modification loss	18	14
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	2	2
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Amortised cost before modification	9	8
– Net modification loss	6	6
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1	1
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	232	189
– Net modification loss	5	10
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 15	£ 27